UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	8/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Government Bond

Objective

Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–2.82%	–2.64%	26.52%	49.81%	—
Class B	–3.29	–3.45	21.71	38.98	—
Class C	–3.19	–3.36	22.40	41.50	—
Class R	–3.04	–2.97	24.81	N/A	44.07% (5/17/04)
Class Z	–2.70	–2.40	28.00	53.63	—
Barclays U.S. Government Bond Index	–2.36	–2.91	21.34	53.75	—
Barclays U.S. Aggregate ex-Credit Index	–2.26	–2.58	23.53	55.88	—
Lipper General U.S. Government Funds Average	–3.42	–4.18	21.08	45.21	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		–6.36%	4.09%	3.45%	—
Class B		–7.34	4.12	3.15	—
Class C		–3.60	4.36	3.33	—
Class R		–2.28	4.79	N/A	4.08% (5/17/04)
Class Z		–1.70	5.33	4.19	—
Barclays U.S. Government Bond Index		–1.98	4.00	4.17	—
Barclays U.S. Aggregate ex-Credit Index		–1.58	4.47	4.40	—
Lipper General U.S. Government Funds Average		–3.25	4.07	3.58	—

2	Visit our website at www.prudentialfunds.com

Distributions and Yields as of 8/31/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.08	1.58%
Class B	0.05	0.90
Class C	0.05	0.91
Class R	0.07	1.40
Class Z	0.10	1.91

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The fund’s returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the fund or any gains you may realize if you sell your shares.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

Benchmark Definitions

Barclays U.S. Government Bond Index

The Barclays U.S. Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed. Barclays U.S. Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/13 is 50.87% for Class R. Barclays U.S. Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/13 is 4.58% for Class R.

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

Barclays U.S. Aggregate ex-Credit Index

The Barclays U.S. Aggregate ex-Credit Index is an unmanaged index which represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 8/31/13 is 52.43% for Class R. Barclays U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/13 is 4.73% for Class R.

Lipper General U.S. Government Funds Average

The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/13 is 42.76% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/13 is 3.94% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 8/31/13
Federal National Mortgage Association, 3.500%, TBA	7.4%
Federal National Mortgage Association, 4.000%, TBA	5.9
U.S. Treasury Notes, 1.375%, 07/31/18	5.5
U.S. Treasury Bonds, 2.875%, 05/15/43	5.0
U.S. Treasury Notes, 0.625%, 08/15/16	2.8

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Government Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$971.80	0.95%	$4.72
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

Class B	Actual	$1,000.00	$967.10	1.70%	$8.43
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64

Class C	Actual	$1,000.00	$968.10	1.70%	$8.43
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64

Class R	Actual	$1,000.00	$969.60	1.20%	$5.96
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

Class Z	Actual	$1,000.00	$973.00	0.70%	$3.48
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.00%	0.95%
B	1.70%	1.70%
C	1.70%	1.70%
R	1.45%	1.20%
Z	0.70%	0.70%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Income Fund	7

Portfolio of Investments

as of August 31, 2013 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.9%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.885%(a)	12/10/49	3,000	$3,359,910
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%	12/11/49	3,000	3,064,020
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	3,000	3,232,344
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%	12/10/45	2,000	1,818,336
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class AM	5.567%(a)	02/15/39	300	319,612
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%	02/25/22	270	257,944
Federal National Mortgage Association, Series 2012-M13, Class A2	2.377%	05/25/22	3,250	3,008,512
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%	03/25/19	500	564,234
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%	08/25/19	8,500	9,189,987
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%	11/25/19	1,900	2,065,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%	10/25/20	6,400	6,921,043
FHLMC Multifamily Structured Pass-Through Certificates, Series K011, Class A2	4.084%(a)	11/25/20	6,400	6,819,731
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	3.974%(a)	01/25/21	6,600	6,997,142
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(b)	2.968%	10/25/21	4,700	4,631,206

See Notes to Financial Statements.

Prudential Government Income Fund	9

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.611%(a)	05/25/22	15,379	$1,490,441
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class A2	2.396%	06/25/22	6,400	5,953,389
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.646%(a)	06/25/22	16,636	1,679,520
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%	09/25/22	3,125	2,931,625
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%	11/25/22	6,400	5,931,072
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%(a)	02/25/23	6,400	6,296,288
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.876%(a)	08/25/16	7,061	262,703
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.914%(a)	05/25/19	13,438	1,129,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.833%(a)	07/25/19	12,968	1,063,535
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%	01/25/23	688	638,529
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	5.381%	03/10/39	1,204	1,243,166
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.778%(a)	08/10/45	1,437	1,451,521
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	6.003%(a)	06/15/49	1,600	1,671,544
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%(a)	12/12/49	3,300	3,593,370

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%	09/12/49	944	$946,299
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%(a)	09/15/42	1,192	1,259,487
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%	10/29/20	4,000	4,128,264
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	2,400	2,194,440
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%(a)	01/15/45	2,000	2,177,552
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.915%(a)	05/15/43	3,000	3,310,305
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%(a)	07/15/45	4,440	4,747,023

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $110,191,385)				106,348,741

CORPORATE BONDS 1.1%
Depfa ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,145	951,781
DNB Boligkreditt AS (Norway), Covered Notes, 144A	1.450%	03/21/19	1,320	1,277,364
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,868	1,799,071
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Notes(b)	2.375%	08/25/21	1,080	1,048,896
Stadshypotek AB (Sweden), Covered Notes, 144A(b)	1.250%	05/23/18	700	672,280

TOTAL CORPORATE BONDS (cost $6,083,558)				5,749,392

MUNICIPAL BONDS 1.3%
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	5.000%	06/15/47	2,775	2,774,806
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000%	02/15/48	1,325	1,287,807

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Pennsylvania Turnpike Commission, Series C	5.000%	12/01/43	1,595	$1,544,151
Utah St., BABs, Series D, GO	4.554%	07/01/24	1,170	1,255,176

TOTAL MUNICIPAL BONDS (cost $6,997,753)				6,861,940

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.804%(a)	10/25/28	217	205,600
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.487%(a)	02/25/34	804	793,791

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,024,915)				999,391

SMALL BUSINESS ADMINISTRATION AGENCIES 0.6%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150%	02/01/15	133	139,210
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450%	12/01/15	636	665,692
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250%	08/01/16	575	604,026
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950%	11/01/16	623	656,526
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%	01/01/17	194	205,250
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%	09/01/18	1,007	1,082,631

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $3,173,616)				3,353,335

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 45.6%
Federal Home Loan Mortgage Corp.(b)	0.750%	01/12/18	1,425	$1,375,906
Federal Home Loan Mortgage Corp.	2.354%(a)	05/01/34	1,373	1,456,022
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	1,000	1,043,906
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA	2,000	1,993,359
Federal Home Loan Mortgage Corp.	3.500%	09/01/26	879	919,212
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	5,929	6,159,485
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	5,420	5,705,258
Federal Home Loan Mortgage Corp.	5.000%	10/15/17-05/01/34	11,490	12,372,636
Federal Home Loan Mortgage Corp.	5.500%	09/15/17-01/01/38	4,106	4,394,346
Federal Home Loan Mortgage Corp.	6.000%	08/01/32-09/01/34	565	619,229
Federal Home Loan Mortgage Corp.	6.500%	09/01/32-09/01/32	599	671,749
Federal Home Loan Mortgage Corp.	7.000%	09/01/32	129	147,726
Federal Home Loan Mortgage Corp.	8.000%	03/01/22-08/01/22	61	62,734
Federal Home Loan Mortgage Corp.	8.500%	01/01/17-09/01/19	57	60,817
Federal Home Loan Mortgage Corp.	9.000%	01/01/20	29	29,845
Federal Home Loan Mortgage Corp.	11.500%	10/01/19	27	27,330
Federal National Mortgage Association	0.875%	05/21/18	935	898,172
Federal National Mortgage Association	1.875%	09/18/18	6,905	6,903,018
Federal National Mortgage Association	2.157%(a)	07/01/33	4,121	4,358,904
Federal National Mortgage Association	2.249%(a)	06/01/34	1,122	1,186,359
Federal National Mortgage Association	2.255%(a)	04/01/34	533	562,028
Federal National Mortgage Association	2.500%	TBA	9,500	9,427,266
Federal National Mortgage Association	2.549%(a)	04/01/34	990	1,046,238
Federal National Mortgage Association	3.000%	TBA	12,500	12,791,015
Federal National Mortgage Association	3.000%	TBA	1,000	1,020,937
Federal National Mortgage Association(c)	3.000%	TBA	6,500	6,233,144
Federal National Mortgage Association	3.000%	01/01/27	1,901	1,948,065
Federal National Mortgage Association	3.500%	TBA	4,000	3,988,125

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association(c)	3.500%	TBA	500		$522,734
Federal National Mortgage Association(c)	3.500%	TBA	39,500		39,487,656
Federal National Mortgage Association	3.500%	06/01/39-03/01/42	1,451		1,452,293
Federal National Mortgage Association(c)	4.000%	TBA	30,500		31,415,002
Federal National Mortgage Association(c)	4.500%	TBA	10,000		10,562,891
Federal National Mortgage Association	4.500%	01/01/20	281		298,427
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	6,487		6,941,541
Federal National Mortgage Association	5.500%	08/01/15-11/01/36	18,244		19,828,593
Federal National Mortgage Association	6.000%	11/01/14-05/01/36	5,739		6,287,472
Federal National Mortgage Association	6.500%	02/01/14-10/01/37	6,187		6,919,220
Federal National Mortgage Association	7.000%	12/01/13-02/01/36	2,125		2,380,400
Federal National Mortgage Association	8.500%	06/01/17	298	(d)	299
Federal National Mortgage Association	9.000%	04/01/25-04/01/25	23		25,327
Federal National Mortgage Association	9.500%	01/01/25-02/01/25	24		24,427
Government National Mortgage Association(c)	3.500%	TBA	7,000		7,068,907
Government National Mortgage Association	4.000%	TBA	2,000		2,079,375
Government National Mortgage Association(c)	4.500%	TBA	4,500		4,774,219
Government National Mortgage Association(c)	4.500%	TBA	2,500		2,662,500
Government National Mortgage Association	4.500%	01/20/41-02/20/41	4,026		4,305,800
Government National Mortgage Association	5.000%	07/15/33-04/15/34	3,588		3,904,210

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Association	5.500%	02/15/34-02/15/36	1,930	$2,125,766
Government National Mortgage Association	7.000%	03/15/22-02/15/29	2,814	3,198,595
Government National Mortgage Association	7.500%	01/15/23-07/15/24	368	400,539
Government National Mortgage Association	8.500%	04/15/25	347	381,826
Government National Mortgage Association	9.500%	09/15/16-08/20/21	142	145,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $238,388,150)				244,596,434

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds	2.875%	05/15/43	31,470	26,788,837
U.S. Treasury Bonds(b)	6.125%	11/15/27	2,805	3,755,194
U.S. Treasury Bonds	8.125%	08/15/19	10,965	14,855,009
U.S. Treasury Notes	0.500%	07/31/17	7,200	7,004,246
U.S. Treasury Notes(b)	0.625%	08/15/16	15,055	14,997,369
U.S. Treasury Notes	0.750%	10/31/17	2,500	2,442,188
U.S. Treasury Notes	1.375%	06/30/18	5,295	5,251,152
U.S. Treasury Notes(b)	1.375%	07/31/18	29,875	29,590,261
U.S. Treasury Notes	2.000%	07/31/20	1,070	1,057,043
U.S. Treasury Notes	2.125%	08/31/20	3,015	2,998,276
U.S. Treasury Notes(b)	2.500%	08/15/23	10,465	10,239,354
U.S. Treasury Notes(e)(f)	4.250%	11/15/17	3,050	3,418,861
U.S. Treasury Notes(b)	4.750%	08/15/17	2,725	3,099,050
U.S. Treasury STRIPS, I/O	2.933%(g)	02/15/22	6,660	5,320,401
U.S. Treasury STRIPS, I/O	3.013%(g)	05/15/22	14,120	11,152,894
U.S. Treasury STRIPS, I/O	4.012%(g)	02/15/26	2,030	1,346,911
U.S. Treasury STRIPS, I/O(b)	4.135%(g)	08/15/26	6,885	4,460,509
U.S. Treasury STRIPS, I/O	4.526%(g)	05/15/28	9,405	5,613,892
U.S. Treasury STRIPS, I/O(b)	4.580%(g)	08/15/28	14,400	8,495,338
U.S. Treasury STRIPS, P/O	7.195%(g)	02/15/43	2,205	699,885

TOTAL U.S. TREASURY OBLIGATIONS (cost $166,873,304)				162,586,670

TOTAL LONG-TERM INVESTMENTS (cost $532,732,681)				530,495,903

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 38.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $90,698,320)(h)	9,299,243	$86,389,967
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $122,145,636; includes $56,829,103 of cash collateral for securities on loan)(h)(i)	122,145,636	122,145,636

TOTAL SHORT-TERM INVESTMENTS (cost $212,843,956; Note 3)		208,535,603

TOTAL INVESTMENTS 137.9% (cost $745,576,637; Note 5)		739,031,506
Liabilities in excess of other assets(j) (37.9)%		(203,225,422)

NET ASSETS 100.0%		$535,806,084

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancement Securities

BABs—Build America Bonds

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

I/O—Interest Only

LIBOR—London Interbank Offered Rate

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities.

TBA—To Be Announced

#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2013.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,651,772; cash collateral of $56,829,103 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a partial principal amount of $60,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Amount is actual; not rounded to thousands.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Rates shown are the yield to maturity at purchase date.

See Notes to Financial Statements.

16

(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at August 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2013	Unrealized Appreciation (Depreciation)
	Long Positions:
633	5 Year U.S. Treasury Notes	Dec. 2013	$75,512,297	$75,757,242	$244,945
	Short Positions:
223	2 Year U.S. Treasury Notes	Sep. 2013	49,122,444	49,087,875	34,569
160	10 Year U.S. Treasury Notes	Dec. 2013	19,887,491	19,885,000	2,491
271	U.S. Long Treasury Bonds	Dec. 2013	35,437,042	35,746,594	(309,552)
90	U.S. Ultra Treasury Bonds	Dec. 2013	12,536,694	12,768,750	(232,056)

					$(259,603)

Interest rate swap agreements outstanding at August 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
9,555	08/31/16	0.975%	3 Month LIBOR(1)	$(11,276)	$—	$(11,276)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978%	3 Month LIBOR(1)	(12,275)	—	(12,275)	JPMorgan Chase Bank NA
4,755	11/30/16	0.945%	3 month LIBOR(1)	3,169	—	3,169	Citibank NA
8,190	08/31/17	0.751%	3 Month LIBOR(1)	199,989	—	199,989	Bank of Nova Scotia
11,410	11/30/17	1.155%	3 month LIBOR(1)	157,080	—	157,080	Morgan Stanley Capital Services
1,868	05/17/18	0.989%	3 month LIBOR(1)	51,665	—	51,665	Credit Suisse International
5,000	08/23/18	1.773%	3 month LIBOR(1)	(7,074)	172	(7,246)	Citibank NA

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
7,700	02/15/19	1.656%	3 month LIBOR(1)	$103,304	$—	$103,304	Citibank NA
34,025	01/28/23	1.895%	3 month LIBOR(1)	2,743,248	—	2,743,248	Morgan Stanley Capital Services
19,365	06/07/16	0.654%	3 Month LIBOR(2)	(82,160)	—	(82,160)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206%	3 month LIBOR(2)	(18,415)	—	(18,415)	Deutsche Bank AG
15,965	02/28/17	0.680%	3 month LIBOR(2)	(258,373)	—	(258,373)	Citibank NA
7,700	02/15/19	1.794%	3 month LIBOR(2)	(46,676)	—	(46,676)	JPMorgan Chase Bank NA
9,095	02/15/20	1.355%	3 Month LIBOR(2)	(488,081)	—	(488,081)	Morgan Stanley Capital Services
19,895	08/05/23	4.210%	3 month LIBOR(2)	(79,077)	—	(79,077)	Citibank NA
7,960	08/06/23	4.220%	3 month LIBOR(2)	(28,340)	—	(28,340)	Citibank NA
10,630	08/09/23	4.231%	3 month LIBOR(2)	(33,323)	196	(33,519)	Citibank NA

				$2,193,385	$368	$2,193,017

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$106,348,741	$—
Corporate Bonds	—	5,749,392	—
Municipal Bonds	—	6,861,940	—
Residential Mortgage-Backed Securities	—	999,391	—
Small Business Administration Agencies	—	3,353,335	—
U.S. Government Agency Obligations	—	244,596,434	—
U.S. Treasury Obligations	—	162,586,670	—
Affiliated Mutual Funds	208,535,603	—	—
Other Financial Instruments*
Futures Contracts	(259,603)	—	—
Interest Rate Swaps	—	2,193,017	—

Total	$208,276,000	$532,688,920	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 was as follows:

U.S. Government Agency Obligations	45.6%
Affiliated Mutual Funds (including 10.6% of collateral received for securities on loan)	38.9
U.S. Treasury Obligations	30.3
Commercial Mortgage-Backed Securities	19.9
Municipal Bonds	1.3
Corporate Bonds	1.1%
Small Business Administration Agencies	0.6
Residential Mortgage-Backed Securities	0.2

137.9
Liabilities in excess of other assets	(37.9)

100.0%

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$282,005	*	Due to broker—variation margin	$541,608	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	3,258,455		Unrealized depreciation on over-the-counter swap agreements	1,065,438
Interest rate contracts	Premiums paid for swap agreements	368		—	—

Total		$3,540,828			$1,607,046

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Total
Interest rate contracts	$(867,156)	$(12,193)	$1,045,242	$165,893

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(241,773)	$2,164,106	$1,922,333

See Notes to Financial Statements.

20

For the six months ended August 31, 2013, the Fund's average volume of derivative activities are as follows:

Purchased Options(1)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Interest rate swap agreements(3)
$61,327	$70,097,119	$59,461,999	$205,755,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount.

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$55,651,772	$—	$ —	$55,651,772
Over-the-counter derivatives	3,258,455	—	—	3,258,455

				58,910,227

Liabilities:
Exchange-traded and cleared derivatives	(138,356)	—	—	(138,356)
Over-the-counter derivatives	(1,065,438)	—	—	(1,065,438)

				(1,203,794)

Collateral Amounts Pledged/(Received):
Securities on loan				(55,651,772)
Exchange-traded and cleared derivatives				138,356
Over-the-counter derivatives				(2,339,209)

Net Amount				$(146,192)

See Notes to Financial Statements.

Prudential Government Income Fund	21

Statement of Assets & Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $55,651,772:
Unaffiliated investments (cost $532,732,681)	$530,495,903
Affiliated investments (cost $212,843,956)	208,535,603
Cash	114,144
Receivable for investments sold	146,072,955
Unrealized appreciation on over-the-counter swap agreements	3,258,455
Dividends and interest receivable	1,758,481
Receivable for Fund shares sold	213,895
Premium paid for swap agreements	368
Prepaid expenses	8,099

Total assets	890,457,903

Liabilities
Payable for investments purchased	293,154,618
Payable to broker for collateral for securities on loan	56,829,103
Payable for Fund shares reacquired	2,805,920
Unrealized depreciation on over-the-counter swap agreements	1,065,438
Management fee payable	233,898
Accrued expenses	148,464
Due to broker—variation margin	138,356
Distribution fee payable	114,869
Dividends payable	83,832
Affiliated transfer agent fee payable	59,173
Deferred directors’ fees	18,148

Total liabilities	354,651,819

Net Assets	$535,806,084

Net assets were comprised of:
Common stock, at par	$568,942
Paid-in capital in excess of par	542,024,674

542,593,616
Distributions in excess of net investment income	(760,049)
Accumulated net realized loss on investment transactions	(1,413,726)
Net unrealized depreciation on investments	(4,613,757)

Net assets, August 31, 2013	$535,806,084

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share
($428,374,977 ÷ 45,478,255 shares of common stock issued and outstanding)	$9.42
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.86

Class B
Net asset value, offering price and redemption price per share
($7,127,831 ÷ 755,566 shares of common stock issued and outstanding)	$9.43

Class C
Net asset value, offering price and redemption price per share
($14,875,330 ÷ 1,575,874 shares of common stock issued and outstanding)	$9.44

Class R
Net asset value, offering price and redemption price per share
($9,633,975 ÷ 1,021,355 shares of common stock issued and outstanding)	$9.43

Class Z
Net asset value, offering price and redemption price per share
($75,793,971 ÷ 8,063,164 shares of common stock issued and outstanding)	$9.40

See Notes to Financial Statements.

Prudential Government Income Fund	23

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Income
Income
Interest income	$6,449,436
Affiliated dividend income	655,000
Affiliated income from securities loaned, net	41,262

Total income	7,145,698

Expenses
Management fee	1,470,326
Distribution fee—Class A	570,939
Distribution fee—Class B	41,908
Distribution fee—Class C	91,700
Distribution fee—Class R	26,420
Transfer agent’s fees and expenses (including affiliated expense of $175,700) (Note 3)	364,000
Custodian’s fees and expenses	93,000
Registration fees	37,000
Shareholders’ reports	27,000
Audit fee	17,000
Legal fees and expenses	12,000
Director’s fees	12,000
Insurance	6,000
Miscellaneous	8,153

Total expenses	2,777,446

Net investment income	4,368,252

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	(2,595,364)
Swap agreements transactions	1,045,242
Financial futures transactions	(867,156)
Options written transactions	(12,193)

(2,429,471)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: ($186,462))	(20,757,013)
Financial futures contracts	(241,773)
Swap agreements	2,164,106

(18,834,680)

Net loss on investment transactions	(21,264,151)

Net Decrease In Net Assets Resulting From Operations	$(16,895,899)

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,368,252	$11,192,473
Net realized gain (loss) on investment transactions	(2,429,471)	13,809,616
Net change in unrealized appreciation (depreciation) on investments	(18,834,680)	(6,118,476)

Net increase (decrease) in net assets resulting from operations	(16,895,899)	18,883,613

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,980,242)	(11,032,625)
Class B	(41,556)	(154,840)
Class C	(90,721)	(303,907)
Class R	(78,799)	(183,765)
Class Z	(936,729)	(2,301,065)

	(5,128,047)	(13,976,202)

Distributions from net realized gains
Class A	—	(14,796,796)
Class B	—	(301,371)
Class C	—	(646,860)
Class R	—	(314,987)
Class Z	—	(2,831,597)

	—	(18,891,611)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	37,645,636	93,645,514
Net asset value of shares issued in reinvestment of dividends and distributions	4,608,182	29,331,266
Cost of shares reacquired	(89,319,627)	(178,837,574)

Net decrease in net assets from Fund share transactions	(47,065,809)	(55,860,794)

Total decrease	(69,089,755)	(69,844,994)

Net Assets:
Beginning of period	604,895,839	674,740,833

End of period	$535,806,084	$604,895,839

See Notes to Financial Statements.

Prudential Government Income Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund. The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the

26

close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices,

Prudential Government Income Fund	27

Notes to Financial Statements

(Unaudited) continued

spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference

28

between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the

Prudential Government Income Fund	29

Notes to Financial Statements

(Unaudited) continued

risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral

30

from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts

Prudential Government Income Fund	31

Notes to Financial Statements

(Unaudited) continued

outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2013, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

32

market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Prudential Government Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

34

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the six months ended August 31, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2013.

PIMS has advised the Fund that it has received $47,679 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2013. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $853, $10,396 and $2,228 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended August 31, 2013, PIM has been compensated $12,325 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Government Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2013, aggregated $3,672,052,239 and $3,716,662,359, respectively.

The average balance of dollar rolls outstanding during the six months ended August 31, 2013 was approximately $101,008,152. The amount of dollar rolls outstanding at August 31, 2013 was $61,612,326 (Principal $60,000,000), which was 11.5% of net assets.

Transactions in options written during the six months ended August 31, 2013, were as follows:

	Contracts	Premiums Received
Options outstanding at February 28, 2013	—	$—
Options written	18,662,074	91,804
Options terminated in closing purchase transactions	(18,662,000)	(66,535)
Options expired	(74)	(25,269)

Options outstanding at August 31, 2013	—	$—

Note 5. Distributions and Tax Information

The United States federal income tax basis of investments and net unrealized depreciation as of August 31, 2013, were as follows:

Tax Basis	$747,890,442

Appreciation	5,535,036
Depreciation	(14,393,972)

Net Unrealized Depreciation	$(8,858,936)

The book basis may differ from tax basis due to certain tax related adjustments.

36

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Prudential Government Income Fund	37

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2013:
Shares sold	1,981,112	$19,151,185
Shares issued in reinvestment of dividends	366,143	3,520,710
Shares reacquired	(4,768,150)	(45,836,697)

Net increase (decrease) in shares outstanding before conversion	(2,420,895)	(23,164,802)
Shares issued upon conversion from Class B and Class Z	74,056	716,744
Shares reacquired upon conversion into Class Z	(131,989)	(1,283,014)

Net increase (decrease) in shares outstanding	(2,478,828)	$(23,731,072)

Year ended February 28, 2013:
Shares sold	4,383,056	$43,961,434
Shares issued in reinvestment of dividends and distributions	2,277,474	22,670,866
Shares reacquired	(12,442,194)	(124,667,454)

Net increase (decrease) in shares outstanding before conversion	(5,781,664)	(58,035,154)
Shares issued upon conversion from Class B and Class Z	276,649	2,777,375
Shares reacquired upon conversion into Class Z	(39,837)	(395,748)

Net increase (decrease) in shares outstanding	(5,544,852)	$(55,653,527)

Class B
Six months ended August 31, 2013:
Shares sold	29,015	$280,779
Shares issued in reinvestment of dividends	3,695	35,612
Shares reacquired	(164,697)	(1,579,970)

Net increase (decrease) in shares outstanding before conversion	(131,987)	(1,263,579)
Shares reacquired upon conversion into Class A	(72,577)	(703,186)

Net increase (decrease) in shares outstanding	(204,564)	$(1,966,765)

Year ended February 28, 2013:
Shares sold	186,445	$1,873,120
Shares issued in reinvestment of dividends and distributions	39,722	395,571
Shares reacquired	(308,895)	(3,095,138)

Net increase (decrease) in shares outstanding before conversion	(82,728)	(826,447)
Shares reacquired upon conversion into Class A	(276,022)	(2,775,593)

Net increase (decrease) in shares outstanding	(358,750)	$(3,602,040)

38

Class C	Shares	Amount
Six months ended August 31, 2013:
Shares sold	106,512	$1,035,537
Shares issued in reinvestment of dividends	8,425	81,259
Shares reacquired	(573,400)	(5,508,830)

Net increase (decrease) in shares outstanding before conversion	(458,463)	(4,392,034)
Shares reacquired upon conversion into Class Z	(33,460)	(319,498)

Net increase (decrease) in shares outstanding	(491,923)	$(4,711,532)

Year ended February 28, 2013:
Shares sold	665,793	$6,686,130
Shares issued in reinvestment of dividends and distributions	81,973	816,566
Shares reacquired	(819,513)	(8,202,504)

Net increase (decrease) in shares outstanding before conversion	(71,747)	(699,808)
Shares reacquired upon conversion into Class Z	(6,825)	(67,439)

Net increase (decrease) in shares outstanding	(78,572)	$(767,247)

Class R
Six months ended August 31, 2013
Shares sold	343,035	$3,329,527
Shares issued in reinvestment of dividends	6,475	62,367
Shares reacquired	(381,150)	(3,672,807)

Net increase (decrease) in shares outstanding	(31,640)	$(280,913)

Year ended February 28, 2013:
Shares sold	640,738	$6,428,100
Shares issued in reinvestment of dividends and distributions	41,902	417,270
Shares reacquired	(525,706)	(5,251,396)

Net increase (decrease) in shares outstanding	156,934	$1,593,974

Class Z
Six months ended August 31, 2013:
Shares sold	1,443,199	$13,848,608
Shares issued in reinvestment of dividends	94,639	908,234
Shares reacquired	(3,442,074)	(32,721,323)

Net increase (decrease) in shares outstanding before conversion	(1,904,236)	(17,964,481)
Shares issued upon conversion from Class A and Class C	165,862	1,602,512
Shares reacquired upon conversion into Class A	(1,391)	(13,558)

Net increase (decrease) in shares outstanding	(1,739,765)	$(16,375,527)

Year ended February 28, 2013:
Shares sold	3,477,516	$34,696,730
Shares issued in reinvestment of dividends and distributions	506,295	5,030,993
Shares reacquired	(3,765,799)	(37,621,082)

Net increase (decrease) in shares outstanding before conversion	218,012	2,106,641
Shares issued upon conversion from Class A and Class C	46,770	463,187
Shares reacquired upon conversion into Class A	(180)	(1,782)

Net increase (decrease) in shares outstanding	264,602	$2,568,046

Prudential Government Income Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2013.

40

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2013	2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.78	$10.01	$9.57	$9.39	$8.78	$8.94
Income (loss) from investment operations:
Net investment income	.07	.17	.22	.25	.28	.30
Net realized and unrealized gain (loss) on investment transactions	(.35)	.12	.46	.20	.61	(.15)
Total from investment operations	(.28)	.29	.68	.45	.89	.15
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.22)	(.24)	(.27)	(.28)	(.31)
Distributions from net realized gains	-	(.30)	-	-	-	-
Total dividends and distributions	(.08)	(.52)	(.24)	(.27)	(.28)	(.31)
Capital Contributions(e):	-	-	-	- (f)	-	-
Net asset value, end of period	$9.42	$9.78	$10.01	$9.57	$9.39	$8.78
Total Return(a):	(2.82)%	2.87%	7.18%	4.79%	10.25%	1.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$428,375	$469,188	$535,682	$527,773	$559,817	$562,826
Average net assets (000)	$452,737	$511,930	$533,151	$557,516	$561,947	$608,533
Ratios to average net assets(b):
Expenses(c)	.95% (g)	.93%	.94%	.93%	.90%	.94%
Net investment income	1.49% (g)	1.73%	2.21%	2.67%	3.09%	3.48%
Portfolio turnover rate(d)	556% (h)	1,251%	1,404%	1,277%	971%	2,216%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Less than $.005 per share.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	41

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2013	2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.80	$10.03	$9.59	$9.41	$8.79	$8.95
Income (loss) from investment operations:
Net investment income	.02	.08	.14	.16	.20	.23
Net realized and unrealized gain (loss) on investment transactions	(.34)	.13	.47	.22	.63	(.15)
Total from investment operations	(.32)	.21	.61	.38	.83	.08
Less Dividends and Distributions:
Dividends from net investment income	(.05)	(.14)	(.17)	(.20)	(.21)	(.24)
Distributions from net realized gains	-	(.30)	-	-	-	-
Total dividends and distributions	(.05)	(.44)	(.17)	(.20)	(.21)	(.24)
Capital Contributions(d):	-	-	-	- (e)	-	-
Net asset value, end of period	$9.43	$9.80	$10.03	$9.59	$9.41	$8.79
Total Return(a):	(3.29)%	2.11%	6.37%	4.01%	9.54%	.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,128	$9,408	$13,225	$14,454	$25,219	$38,126
Average net assets (000)	$8,296	$10,975	$12,988	$18,360	$30,299	$44,738
Ratios to average net assets(b):
Expenses	1.70% (f)	1.68%	1.69%	1.68%	1.65%	1.69%
Net investment income	.74% (f)	.98%	1.46%	1.92%	2.33%	2.73%
Portfolio turnover rate(c)	556% (g)	1,251%	1,404%	1,277%	971%	2,216%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2013	2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.80	$10.03	$9.59	$9.41	$8.80	$8.96
Income (loss) from investment operations:
Net investment income	.04	.10	.15	.19	.24	.26
Net realized and unrealized gain (loss) on investment transactions	(.35)	.11	.46	.19	.60	(.15)
Total from investment operations	(.31)	.21	.61	.38	.84	.11
Less Dividends and Distributions:
Dividends from net investment income	(.05)	(.14)	(.17)	(.20)	(.23)	(.27)
Distributions from net realized gains	-	(.30)	-	-	-	-
Total dividends and distributions	(.05)	(.44)	(.17)	(.20)	(.23)	(.27)
Capital Contributions(e):	-	-	-	- (f)	-	-
Net asset value, end of period	$9.44	$9.80	$10.03	$9.59	$9.41	$8.80
Total Return(a):	(3.19)%	2.11%	6.37%	4.10%	9.69%	1.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,875	$20,274	$21,535	$17,294	$18,375	$17,295
Average net assets (000)	$18,150	$21,678	$18,831	$20,013	$17,575	$12,733
Ratios to average net assets(b):
Expenses(c)	1.70% (g)	1.68%	1.69%	1.60%	1.40%	1.44%
Net investment income	.73% (g)	.97%	1.45%	1.99%	2.59%	2.96%
Portfolio turnover rate(d)	556% (h)	1,251%	1,404%	1,277%	971%	2,216%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Fund invests.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	43

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended August 31, 2013	Year Ended February 28/29,
		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.80	$10.03	$9.58	$9.41	$8.79	$8.95
Income (loss) from investment operations:
Net investment income	.06	.15	.19	.23	.26	.28
Net realized and unrealized gain (loss) on investment transactions	(.36)	.11	.48	.18	.62	(.15)
Total from investment operations	(.30)	.26	.67	.41	.88	.13
Less Dividends and Distributions:
Dividends from net investment income	(.07)	(.19)	(.22)	(.24)	(.26)	(.29)
Distributions from net realized gains	-	(.30)	-	-	-	-
Total dividends and distributions	(.07)	(.49)	(.22)	(.24)	(.26)	(.29)
Capital Contributions(e):	-	-	-	- (f)	-	-
Net asset value, end of period	$9.43	$9.80	$10.03	$9.58	$9.41	$8.79
Total Return(a):	(3.04)%	2.62%	7.01%	4.42%	10.09%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,634	$10,316	$8,984	$6,131	$3,565	$2,028
Average net assets (000)	$10,473	$9,701	$7,400	$5,062	$2,868	$1,328
Ratios to average net assets(b):
Expenses(c)	1.20% (g)	1.18%	1.19%	1.18%	1.15%	1.19%
Net investment income	1.23% (g)	1.47%	1.94%	2.41%	2.84%	3.22%
Portfolio turnover rate(d)	556% (h)	1,251%	1,404%	1,277%	971%	2,216%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended August 31, 2013	Year Ended February 28/29,
		2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.76	$9.99	$9.55	$9.37	$8.76	$8.92
Income (loss) from investment operations:
Net investment income	.08	.20	.24	.28	.30	.33
Net realized and unrealized gain (loss) on investment transactions	(.34)	.11	.46	.19	.61	(.16)
Total from investment operations	(.26)	.31	.70	.47	.91	.17
Less Dividends and Distributions:
Dividends from net investment income	(.10)	(.24)	(.26)	(.29)	(.30)	(.33)
Distributions from net realized gains	-	(.30)	-	-	-	-
Total dividends and distributions	(.10)	(.54)	(.26)	(.29)	(.30)	(.33)
Capital Contributions(d):	-	-	-	- (e)	-	-
Net asset value, end of period	$9.40	$9.76	$9.99	$9.55	$9.37	$8.76
Total Return(a):	(2.70)%	3.13%	7.45%	5.06%	10.55%	1.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,794	$95,710	$95,314	$98,552	$95,895	$102,905
Average net assets (000)	$93,181	$95,810	$100,654	$99,126	$97,887	$106,949
Ratios to average net assets(b):
Expenses	.70% (f)	.68%	.69%	.68%	.65%	.69%
Net investment income	1.74% (f)	1.97%	2.46%	2.92%	3.34%	3.73%
Portfolio turnover rate(c)	556% (g)	1,251%	1,404%	1,277%	971%	2,216%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualize.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	45

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable

Visit our website at www.prudentialfunds.com

compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General U.S. Government Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Visit our website at www.prudentialfunds.com

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E2    0252515-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Floating Rate

Objective

Primary objective is to seek to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Since Inception
Class A	1.65%	5.48%	11.82% (3/30/11)
Class C	1.26	4.69	9.89 (3/30/11)
Class Z	1.78	5.74	12.69 (3/30/11)
Credit Suisse Leveraged Loan Index	2.40	6.66	12.83 (3/30/11)
Lipper Flexible Loan Participation Funds Average	1.94	5.98	11.83 (3/30/11)

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Since Inception
Class A		1.18%	3.25% (3/30/11)
Class C		2.78	3.87 (3/30/11)
Class Z		4.93	4.95 (3/30/11)
Credit Suisse Leveraged Loan Index		5.83	5.07 (3/30/11)
Lipper Flexible Loan Participation Funds Average		5.12	4.67 (3/30/11)

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The Fund’s returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns or income or gains paid by the fund or any gains you may realize if you sell your shares.

2	Visit our website at www.prudentialfunds.com

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Flexible Loan Participation Funds Average

The Lipper Flexible Loan Participation Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Loan Participation category.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Credit Suisse Leveraged Loan Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 8/31/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.17	2.85%
Class C	0.14	2.19
Class Z	0.19	3.19

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/13
Valeant Pharmaceuticals International, Inc., Healthcare & Pharmaceutical	1.02%
Gardner Denver Inc., Capital Goods	0.87
Generic Drug Holdings, Healthcare & Pharmaceutical	0.86
Allflex Holdings III, Inc., Capital Goods	0.81
CDW Corp., Technology	0.80
Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 8/31/13
Baa	1.2%
Ba	33.8
B	51.8
Caa or Lower	2.5
Not Rated**	16.8
Total Investments	106.1
Liabilities in excess of other assets	–6.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 16.8% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential Floating Rate Income Fund	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,016.50	1.20%	$6.10
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

Class C	Actual	$1,000.00	$1,012.60	1.95%	$9.89
	Hypothetical	$1,000.00	$1,015.38	1.95%	$9.91

Class Z	Actual	$1,000.00	$1,017.80	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.53%	1.20%
C	2.23%	1.95%
Z	1.23%	0.95%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Floating Rate Income Fund	7

Portfolio of Investments

as of August 31, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 89.3%
BANK LOANS(a) 80.1%

Aerospace & Defense 1.5%
Booz Allen & Hamilton, Inc.	Ba3	3.750%	07/31/19	248	$247,918
Dundee Holding, Inc.	B2	5.500	04/09/20	499	503,114
Tasc, Inc.	B1	4.500	12/18/15	247	245,310
Transdigm, Inc.	Ba3	3.750	02/28/20	800	798,571

					1,794,913

Airlines 1.0%
American Airlines, Inc.	D(b)	4.750	06/27/19	590	582,773
United Airlines	Ba2	4.000	04/01/19	324	325,079
US Airways, Inc.	B2	4.250	05/23/19	350	345,406

					1,253,258

Automotive 1.3%
ASP HHI Acquisition Co., Inc.	B2	5.000	10/05/18	225	226,588
Chrysler Group LLC	Ba1	4.250	05/24/17	761	769,752
KAR Auctions Services, Inc.	Ba3	3.750	05/19/17	146	146,604
Schaeffler AG	Ba3	4.250	01/27/17	450	451,233

					1,594,177

Brokerage 0.9%
BATS Global Markets, Inc.	B1	7.000	12/14/18	178	177,944
Cetera Financial Group, Inc.	B3	6.500	08/07/19	300	298,500
KCG Holdings, Inc.	Ba3	5.750	12/05/17	450	448,875
VFH Parent LLC	Ba2	5.775	07/08/16	226	227,172

					1,152,491

Building Materials & Construction 2.0%
Apex Tool Group, LLC	B1	4.500	01/31/20	499	499,919
Armstrong World Industries, Inc.	B1	3.500	03/16/20	200	198,902
CHI Overhead Doors, Inc.	B3	5.500	03/18/19	197	196,785
Continental Building Products LLC	B1	4.500	08/28/20	500	499,166
QS0001 Corp./Tomkins Air Distribution	B1	5.000	11/09/18	249	250,512
Summit Materials LLC	B1	5.000	01/30/19	272	272,255
Wilsonart LLC	B2	4.000	10/31/19	499	494,760

					2,412,299

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Cable 3.5%
Bragg Communications, Inc.	Ba3	3.500%	02/28/18	199	$199,239
Cequel Comm LLC	Ba2	3.500	02/14/19	499	498,735
Charter Communications Operating LLC	Baa3	3.000	07/01/20	500	494,531
CSC Holdings LLC	Baa3	2.682	04/17/20	500	493,750
Media Gen, Inc.	B1	0.500	07/31/20	600	599,994
Nine Entertainment Co. Pty Ltd.	Ba2	3.504	02/05/20	499	495,009
Virgin Media Investment Holdings Ltd.	Ba3	3.500	06/08/20	500	497,050
WideOpenWest Finance LLC	B1	4.750	04/01/19	494	497,107
Yankee Cable Acquisition LLC	B1	5.250	03/01/20	546	547,901

					4,323,316

Capital Goods 7.4%
ADS Waste Holdings, Inc.	B1	4.250	10/09/19	423	423,668
Allflex Holdings III, Inc.	B1	4.250	07/17/20	1,000	1,000,313
Brand Energy & Infrastructure Services	B2	6.250	10/23/18	248	250,683
Brand Energy & Infrastructure Services	Caa2	11.000	10/23/19	200	204,167
CeramTec GmbH	Ba3	4.250	08/30/20	600	599,250
Colfax Corp.	Ba2	3.250	01/11/19	249	248,491
CPM Acquisition Corp.	B1	6.250	08/29/17	720	720,912
Gardner Denver Inc	B1	4.250	07/30/20	1,075	1,069,381
Generac Power Systems, Inc.	B2	3.500	05/31/20	127	125,366
Hupah Finance, Inc.	B1	4.500	01/21/19	622	625,689
Husky Injection Molding Systems Ltd.	Ba3	4.250	06/30/18	223	222,696
Laureate Education, Inc.	B1	5.250	06/15/18	249	249,123
MX Holdings US, Inc.	B2	4.500	08/16/20	375	377,344
Pelican Products, Inc.	B1	7.000	07/11/18	125	124,740
Pro Mach, Inc.	B2	5.000	07/06/17	344	345,684
RBS Global, Inc./Rexnord LLC	B2	4.000	08/21/20	750	743,162
Silver II Borrower S.C.A.	B1	4.000	12/13/19	498	494,002
Synagro Infrastructure Co., Inc.	B3	6.250	08/21/20	250	245,625
TriNet HR Corp.	B1	5.000	08/13/20	250	248,125
Unifrax I LLC (original cost $129,932; purchased 12/06/11)(c)(d)	B2	4.250	11/28/18	133	132,729

See Notes to Financial Statements.

10

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
W3 Co.	B2	5.750%	03/13/20	200	$200,747
WCA Waste Corp.	B1	4.000	03/23/18	99	98,750
Wesco Distribution, Inc.	Ba3	4.500	12/12/19	245	246,454
WireCo WorldGroup, Inc.	Ba2	6.000	02/15/17	149	148,875

					9,145,976

Chemicals 4.8%
Arysta LifeScience SPC LLC	Ba3	4.500	05/29/20	650	650,000
Arysta LifeScience SPC LLC	Caa1	8.250	11/30/20	125	124,844
Cyanco Intermediate Corp.	B2	5.500	05/01/20	150	150,937
Emerald Performance Materials LLC	B1	6.750	05/18/18	198	199,485
Houghton International, Inc.	B1	4.000	12/20/19	498	495,633
Macdermid, Inc.	Ba3	4.000	06/08/20	250	249,687
Macdermid, Inc.	Caa1	7.750	12/07/20	150	151,500
Nexeo Solutions LLC	B2	5.000	09/08/17	293	290,317
Nusil Technology LLC(c)	B1	5.250	04/07/17	203	199,171
Oxea Fin LLC	B1	4.250	01/15/20	500	498,750
Oxea Fin LLC	Caa1	8.250	06/06/20	250	248,750
Royal Adhesives & Sealants LLC	B1	5.500	07/31/18	300	302,625
Tata Chemicals NA, Inc.	Ba3	3.750	08/07/20	750	748,750
Tronox Pigments Netherlands BV	Ba2	4.500	03/19/20	541	545,776
Univar, Inc.	B2	5.000	06/30/17	243	237,633
U.S. Coatings Acquistion, Inc.	B1	4.750	02/03/20	748	752,427

					5,846,285

Consumer 4.1%
Bombardier Recreational Products, Inc.	B1	4.000	01/30/19	377	376,554
Bright Horizons Family Solutions	B1	4.000	01/30/20	224	224,211
Fender Musical Instruments Corp.	B2	5.750	04/03/19	100	99,999
Huish Detergents, Inc.	B1	5.500	03/23/20	499	481,294
Party City Holdings, Inc.(c)	B1	4.250	07/29/19	298	297,737
Prestige Brands Holdings, Inc.	Ba3	3.750	01/31/19	241	242,033
Revlon Consumer Products Corp.	Ba2	4.000	08/19/19	190	190,081
Serta Simmons Holdings LLC	B2	5.000	10/01/19	498	498,744
ServiceMaster Co.	B1	4.440	01/31/17	500	485,250
Spectrum Brands, Inc.	Ba3	3.000	09/11/17	550	549,537
Spectrum Brands, Inc.	Ba3	3.500	08/13/19	300	299,847

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Consumer (cont’d.)
SRAM Corp.	B1	4.018%	04/10/20	342	$340,123
Tempur-Pedic International, Inc.	Ba3	3.500	03/18/20	426	421,053
Travelport LLC	B1	6.250	06/26/19	200	201,833
Water Pik, Inc.	B(b)	5.750	07/08/20	250	245,313
Wolverine Worldwide, Inc.	Ba2	4.160	10/09/19	136	136,631

					5,090,240

Electric 2.0%
AES Corp. (The)	Ba1	3.750	06/01/18	498	500,920
Dynegy, Inc.	B1	4.000	04/23/20	92	91,615
Freif North American Power I LLC	Ba3	4.750	03/29/19	237	236,636
Gim Channelview Cogeneration LLC	Ba3	4.250	05/08/20	140	139,825
Intergen NV	B1	5.500	06/15/20	525	516,469
Star West Generation LLC	Ba3	4.250	03/13/20	499	502,491
TPF Generation Holdings LLC	B2	4.750	12/31/17	425	429,250

					2,417,206

Energy - Other 2.0%
Drillships Financial Holding, Inc.	B2	5.500	07/15/16	325	327,437
EP Energy LLC	Ba3	4.500	04/30/19	103	102,803
Exco Resources Inc	Ba3	5.000	08/19/19	350	346,500
Frac Tech Services LLC	B3	8.500	05/06/16	249	243,646
HGIM Corp.	B1	5.500	06/18/20	125	125,312
Pacific Drilling SA	B1	4.500	06/01/18	525	526,969
Pilot Travel Centers LLC	Ba2	3.750	03/30/18	500	498,750
Power Buyer LLC	B2	3.250	05/06/20	39	38,306
Power Buyer LLC	B2	4.250	05/06/20	311	307,222

					2,516,945

Foods 3.3%
AdvancePierre Foods, Inc.	B1	5.750	07/10/17	249	251,030
Albertson’s, LLC	B1	4.250	03/21/16	151	151,541
Albertson’s, LLC	B1	4.750	03/21/19	98	98,512
ARAMARK Corp.	B1	4.000	08/22/19	250	251,406
Bellisio Foods, Inc.	B2	4.526	08/01/19	375	373,548
California Pizza Kitchen, Inc.	B2	5.250	03/29/18	150	148,690
Del Monte Foods Co.	B1	4.000	03/08/18	465	464,550
DS Waters of America, Inc.	Ba3	5.250	08/31/20	175	175,656

See Notes to Financial Statements.

12

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Foods (cont’d.)
GFA Brands, Inc./UHF Acquisition Corp.	B1	5.000%	07/09/20	250	$250,156
H.J. Heinz Co.	Ba2	3.500	06/08/20	750	753,750
Landry’s Restaurants, Inc.	Ba3	4.750	04/24/18	246	247,167
Michael Foods, Inc.	Ba3	4.250	02/25/18	135	136,429
Mill US Acquisition, LLC	B1	4.750	07/03/20	175	173,141
PF Changs China Bistro, Inc.(c)	Ba3	5.250	06/22/19	74	75,275
Pinnacle Foods Finance LLC	Ba3	3.250	04/29/20	289	286,021
Wendy’s International, Inc.	B1	3.250	05/15/19	171	170,598

					4,007,470

Gaming 3.0%
Affinity Gaming LLC	Ba2	5.500	11/09/17	120	121,489
Bally Technologies, Inc.	Ba3	0.000	06/30/21	625	623,906
Boyd Gaming Corp.	Ba3	4.000	08/14/20	500	501,094
Caesars Entertainment Operating Co., Inc.	B3	5.434	01/29/18	190	169,836
Cannery Casino Resorts LLC	B2	6.000	10/02/18	244	243,679
CCM Merger, Inc.	B2	5.000	03/01/17	472	474,957
Global Cash Access, Inc.	B1	4.000	03/01/16	60	60,127
Pinnacle Entertainment, Inc.	Ba2	3.750	08/13/20	500	501,550
Station Casinos LLC	B2	5.000	03/02/20	299	301,307
Yonkers Racing Corp.	Ba3	4.250	08/20/19	500	497,500
Yonkers Racing Corp.	B3	8.750	08/20/20	150	148,875

					3,644,320

Healthcare & Pharmaceutical 8.2%
Alere, Inc.	Ba3	4.250	06/30/17	222	222,882
Alliance HealthCare Services, Inc.	Ba3	4.250	06/03/19	750	750,000
Apria Healthcare Group, Inc.	B2	6.750	04/06/20	374	376,396
BioScrip, Inc.	B2	6.500	07/31/20	501	506,563
Boston Luxembourg III SARL	Ba3	4.000	08/28/19	250	250,312
Catalent Pharma Solutions, Inc.	Ba3	4.250	09/15/17	395	396,496
Catalent Pharma Solutions, Inc.	Caa1	6.500	12/29/17	250	250,781
Emergency Medical Services Corp.	B1	4.000	05/25/18	465	464,971
Generic Drug Holdings	B1	5.000	08/31/20	1,048	1,054,375
Grifols, Inc.	Ba1	4.250	06/01/17	488	490,754
HCA, Inc.	BB(b)	2.932	05/01/18	750	749,062
HCR Healthcare LLC	B1	5.000	04/06/18	193	188,687

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Hologic, Inc.	Ba2	3.750%	08/01/19	436	$438,074
IASIS Healthcare Corp.	Ba3	4.500	05/03/18	494	496,239
MModal, Inc.	B1	7.500	08/17/19	334	324,980
Multiplan, Inc.	Ba2	4.000	08/26/17	242	243,008
One Call Medical, Inc.	Ba3	5.500	08/19/19	200	200,500
Par Pharmaceutical Cos., Inc.(c)	B1	4.250	09/28/19	397	395,020
RadNet, Inc.	Ba3	4.253	10/10/18	298	297,564
Select Medical Corp.	Ba2	4.002	06/01/18	116	115,721
Truven Health Analytics, Inc.	Ba3	4.500	06/06/19	99	99,188
Valeant Pharmaceuticals International, Inc.	Ba1	4.500	08/05/20	1,244	1,250,687
Vanguard Health Holding Co. LLC	Ba2	3.750	01/29/16	274	274,141
Warner Chilcott Corp.	Ba3	4.250	03/15/18	187	186,934

					10,023,335

Insurance 1.4%
AmWINS Group, Inc	B1	5.000	09/06/19	249	249,434
Asurion LLC	Ba2	3.500	07/08/20	259	247,973
Asurion LLC	Ba2	4.500	05/24/19	483	476,796
CCC Information Services, Inc.	B1	4.000	12/20/19	324	324,186
Sedgwick Claims Management Services, Inc.	B1	4.250	06/12/18	375	375,703

					1,674,092

Lodging 0.9%
Four Seasons Holdings, Inc.	B1	4.250	06/29/20	600	606,000
Playa Resorts Holding BV	B2	4.750	08/09/19	450	451,688

					1,057,688

Media & Entertainment 6.8%
AMC Entertainment, Inc.	Ba2	3.500	04/30/20	499	498,594
Audio Visual Services Group, Inc.	B1	6.750	11/09/18	347	350,849
Clear Channel Communcations, Inc.	Caa1	3.832	01/29/16	500	465,834
Crown Media Holdings, Inc.	Ba2	4.000	07/16/18	82	82,109
Emerald Expositions Holding, Inc.	B2	5.500	06/17/20	375	376,641
EMI Group North America Holdings, Inc.	Ba3	4.250	06/29/18	347	348,246
Entravision Communications Corp.	B2	3.500	05/29/20	250	246,875

See Notes to Financial Statements.

14

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Media & Entertainment (cont’d.)
FoxCo Acquisition Sub LLC	B2	5.500%	07/14/17	348	$349,067
Getty Images, Inc.	B1	4.750	10/18/19	498	478,999
Granite Broadcasting Corp.	B2	6.750	05/23/18	92	92,527
Gray Television, Inc.	B2	4.750	10/14/19	241	242,045
Great Wolf Resorts, Inc.	B3	4.500	08/06/20	300	299,250
Intelsat Jackson Holdings SA	Ba3	4.250	04/02/18	541	544,465
Kasima LLC	Baa2	3.250	05/17/21	500	497,708
Live Nation Entertainment, Inc.	Ba3	3.500	08/17/20	350	350,000
Mood Media Corp.	Ba2	7.000	05/06/18	44	44,125
NEP/NCP Holdco, Inc.	B1	4.750	01/22/20	498	499,055
NEP/NCP Holdco, Inc.	Caa1	9.500	07/22/20	57	58,429
RentPath, Inc.	B2	6.250	05/29/20	325	319,719
Salem Communications Corp.	B2	4.500	03/13/20	148	148,678
SuperMedia, Inc.	Caa1	11.600	12/30/16	459	357,987
Telesat LLC	Ba3	3.500	03/28/19	396	396,008
Tribune Co.	Ba3	4.000	12/31/19	473	473,807
TWCC Holding Corp.	B3	7.000	06/26/20	175	179,375
Univision Communications, Inc.	B2	4.500	03/01/20	399	397,606
WMG Acquisition Corp.	Ba3	3.750	07/01/20	275	274,828

					8,372,826

Metals & Mining 2.4%
Alpha Natural Resources, Inc.	Ba1	3.500	05/22/20	499	477,909
Arch Coal, Inc.	Ba3	5.750	05/16/18	371	359,534
Atlas Iron Ltd.	B2	8.750	12/11/17	199	196,264
Fairmount Minerals Ltd.	B1	4.262	03/15/17	100	99,969
Fairmount Minerals Ltd.	B1	5.000	09/05/19	250	250,156
FMG Resources (August 2006) Pty. Ltd.	Ba1	5.250	10/18/17	248	248,780
JMC Steel Group, Inc.	B1	4.750	04/01/17	246	245,919
Murray Energy Corp.	Ba3	4.750	05/24/19	250	249,375
Oxbow Carbon & Minerals LLC	Ba3	4.250	07/19/19	200	200,750
Oxbow Carbon LLC	B2	8.000	01/17/20	225	227,250
Phoenix Services International LLC	B1	7.750	06/30/17	100	100,246
SunCoke Energy, Inc.	Ba1	4.000	07/26/18	53	52,819
Walter Energy, Inc.	B2	6.750	04/02/18	288	272,954

					2,981,925

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Non-Captive Finance 2.5%
Altisource Portfolio Solutions	B1	5.750%	11/27/19	349	$350,432
Flying Fortress, Inc.	Ba2	3.500	06/30/17	271	270,833
Guggenheim Partners Investment Management	Ba2	4.250	07/22/20	375	378,047
HarbourVest Partners LLC	Ba3	4.750	11/21/17	235	235,768
ION Trading Technologies Ltd.	B2	4.500	05/22/20	250	249,896
iStar Financial, Inc.	B1	4.500	10/15/17	216	216,385
Mondrian Investment Partners Ltd.	Ba2	4.000	03/09/20	66	66,085
National Financial Partners Corp.	B2	5.250	07/01/20	250	250,781
RBS Worldpay, Inc.	Ba3	4.750	11/29/19	475	476,188
SNL Financial LC	B2	5.500	10/23/18	369	368,608
StoneRiver Holdings, Inc.	B1	4.500	11/30/19	200	198,000

					3,061,023

Other Industry 2.9%
Acosta, Inc.	B1	5.000	03/02/18	200	200,597
AlixPartners LLP	B1	5.000	07/10/20	500	502,870
Alliance Laundry Holdings LLC	B2	9.500	12/10/19	205	206,080
Expert Global Solutions, Inc.	Ba3	8.500	04/03/18	148	150,212
GCA Services Group, Inc.	B1	5.250	11/01/19	100	99,570
Genpact International, Inc.	Ba2	3.500	08/30/19	500	500,000
ISS A/S	Ba3	3.750	04/30/18	650	649,391
Spin Holdco, Inc.	B2	4.250	11/14/19	175	175,350
USIC Holdings, Inc.	B2	4.750	07/10/20	375	375,187
Valleycrest Cos. LLC	B3	5.500	06/13/19	250	249,609
West Corp.	Ba3	3.750	06/30/18	398	397,683

					3,506,549

Packaging 1.1%
BWAY Holding Co. (original cost $496,256; purchased 10/25/12 - 01/15/13)(c)(d)	B1	4.500	08/06/17	498	501,231
Exopack LLC	B2	5.000	05/31/17	245	246,838
Pact Group USA, Inc.	Ba3	3.750	05/29/20	125	123,985
Reynolds Group Holdings, Inc.	B1	4.750	09/30/18	261	262,864
Tricorbraun, Inc.(c)	B1	4.000	05/03/18	248	247,706

					1,382,624

See Notes to Financial Statements.

16

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Paper 0.3%
Appvion, Inc.	Ba3	6.750%	06/28/19	275	$273,625
Expera Specialty Solutions LLC	Caa1	7.500	12/26/18	150	149,625

					423,250

Pipelines & Other 0.6%
Atlas Energy LP	B3	6.500	07/31/19	500	506,850
EP Energy LLC	Ba3	3.500	05/24/18	200	198,875
Ruby Western Pipeline Holdings LLC	Ba2	3.500	03/27/20	97	96,825

					802,550

Real Estate 0.8%
CBRE Services	Ba1	2.937	03/26/21	449	448,501
Realogy Corp.	Ba3	4.433	10/10/16	15	14,821
Realogy Corp.	Ba3	4.500	03/05/20	249	250,622
Starwood Property Trust, Inc.	B1	3.500	04/17/20	249	249,064

					963,008

Retailers 3.2%
Academy, Ltd.	B1	4.500	08/03/18	197	197,658
Advantage Sales & Marketing LLC	B1	4.250	12/18/17	498	498,744
Bass Pro Group LLC(c)	B1	4.000	11/20/19	244	245,209
BJ’s Wholesale Club, Inc.	B3	4.250	09/26/19	496	496,101
Calceus Acquisition, Inc.(c)	B2	5.750	01/31/20	249	250,495
Harbor Freight Tools USA, Inc.	B1	4.750	07/26/19	369	371,819
Leslie’s Poolmart, Inc.(c)	B2	5.250	10/16/19	244	245,904
Neiman Marcus Group, Inc.	B2	4.000	05/16/18	266	265,871
Petco Animal Supplies, Inc.(c)	Ba3	4.000	11/24/17	199	200,174
Rite Aid Corp.	B1	4.000	02/21/20	374	374,526
Rite Aid Corp.	B3	5.750	08/21/20	375	384,258
Sprouts Farmers LLC	B1	4.000	04/23/20	206	205,972
Toys “R” Us Delaware, Inc.	B2	5.250	05/25/18	237	228,868

					3,965,599

Technology 8.7%
Alcatel-Lucent USA, Inc.	B1	5.750	01/30/19	250	251,131
Ancestry.com, Inc.	B1	4.250	05/15/18	238	237,500
Ancestry.com, Inc.	B1	5.250	12/28/18	182	183,211
Avaya, Inc.	B1	4.762	10/26/17	440	391,413

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Avaya, Inc.	B1	8.000%	03/30/18	199	$187,661
Blackboard, Inc.	B1	6.250	10/04/18	445	447,828
BMC Software Finance, Inc.	B1	5.000	09/10/20	450	449,438
CDW Corp.	Ba3	3.500	04/29/20	999	987,306
Ceridian Corp.	B1	4.433	05/09/17	499	497,970
CompuCom Systems, Inc.	B1	4.250	05/11/20	300	298,875
Deltek, Inc.(c)	B1	5.000	10/10/18	373	373,358
Eastman Kodak Co.	B1	7.250	09/03/19	250	244,063
Edwards (Cayman Islands II) Ltd.	B2	4.750	03/26/20	585	585,765
Evertec Group LLC	B1	3.500	04/17/20	275	273,488
First Data Corp.	B1	4.184	03/26/18	569	563,515
First Data Corp	B1	4.184	09/24/18	250	246,750
Freescale Semiconductor, Inc.	B1	5.000	02/28/20	745	748,143
Genesys Telecom Holdings U.S., Inc.	B1	4.000	02/10/20	100	99,557
Hyland Software, Inc.	B2	5.500	10/25/19	249	249,372
Interactive Data Corp.	Ba3	3.750	02/12/18	487	485,994
IPC Systems, Inc.	B1	7.750	07/31/17	150	148,500
Kronos, Inc.	Ba3	9.750	04/30/20	450	465,187
MMI International Ltd.	Ba3	7.250	11/20/18	150	144,000
NXP BV	B1	4.500	03/03/17	417	422,637
RP Crown Parent LLC	B1	6.750	12/21/18	249	251,030
Sophia LP	B1	4.500	07/19/18	145	145,311
SunGard Data Systems, Inc.	Ba3	4.000	03/06/20	249	251,033
SunGard Data Systems, Inc.	Ba3	4.500	01/31/20	249	251,441
Syniverse Holdings, Inc.	B1	4.498	04/23/19	498	499,027
Ultima US Holdings LLC	B2	5.500	07/02/20	275	269,500

					10,650,004

Telecommunications 2.9%
Cincinnati Bell, Inc.	Ba3	4.000	09/10/20	425	422,131
Cricket Communications, Inc.	Ba3	4.750	03/09/20	250	250,625
Crown Castle Operating Co.	Ba2	3.250	01/31/19	200	198,036
Fibertech Networks LLC	B2	4.500	12/18/19	191	191,697
Global Tel*Link Corp.	B2	5.000	05/25/20	346	338,661
Hargray Comm Group, Inc.	B2	4.750	06/26/19	450	453,375
Level 3 Finance, Inc.	Ba3	4.000	01/15/20	500	500,150
Level 3 Finance, Inc.	Ba3	4.750	08/01/19	500	501,065
LTS Buyer LLC	B1	4.500	04/13/20	100	99,958

See Notes to Financial Statements.

18

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Telecommunications (cont’d.)
nTelos, Inc.	B1	5.750%	11/09/19	248	$246,574
Securus Technologies, Inc.	B2	4.750	04/30/20	50	49,188
Zayo Group LLC	B1	4.500	07/02/19	298	298,490

					3,549,950

Transportation 0.6%
Avis Budget Car Rental LLC	Ba1	3.000	03/15/19	248	246,964
Fly Funding II SARL	B1	4.500	08/08/18	241	242,010
Navios Maritime Partners LP	Ba3	5.250	06/27/18	250	253,750

					742,724

TOTAL BANK LOANS (cost $97,838,302)					98,356,043

CORPORATE BONDS 9.2%

Capital Goods 0.8%
SPX Corp., Gtd. Notes	Ba3	6.875	09/01/17	350	387,625
United Rentals North America, Inc., Gtd. Notes	B3	9.250	12/15/19	550	616,687

					1,004,312

Chemicals 0.3%
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	200	221,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500	04/15/21	170	166,600

					388,100

Consumer 0.7%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625	05/15/21	250	232,500
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	200	216,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625	10/01/18	250	284,063
Sr. Unsec’d. Notes, 144A	B1	5.375	01/15/22	125	121,406

					853,969

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other 0.2%
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21	250	$270,625

Foods 0.7%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750	03/15/20	250	255,000
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750	06/15/23	350	342,125
Landry’s, Inc., Sr. Notes, 144A (original cost $268,438; purchased 08/14/13)(c)(d)	B3	9.375	05/01/20	250	266,563

					863,688

Gaming 0.5%
PNK Finance Corp., Gtd. Notes, 144A	B2	6.375	08/01/21	250	249,375
SugarHouse HSP Gaming LP, Sr. Sec’d. Notes, 144A	B3	6.375	06/01/21	375	356,250

					605,625

Healthcare & Pharmaceutical 1.0%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375	02/01/17	275	282,563
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000	11/15/19	375	393,750
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750	04/15/23	200	189,634
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750	08/15/18	350	370,562

					1,236,509

Lodging 0.2%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	B1	5.000	04/15/21	250	232,500

See Notes to Financial Statements.

20

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment 1.3%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	200	$228,500
Cedar Fair, L.P., Gtd. Notes, 144A	B1	5.250	03/15/21	250	238,750
Cinemark USA, Inc., Gtd. Notes	B2	5.125	12/15/22	250	233,750
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	100	104,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750	10/15/18	250	271,875
Gtd. Notes	B2	11.625	02/01/14	200	208,260
SSI Investments II Ltd./SSI Co. - Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	200	220,500

					1,505,885

Metals & Mining 0.5%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	300	329,250
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	275	290,125

					619,375

Real Estate Investment Trusts 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625	03/01/23	350	325,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375	06/01/23	200	190,000

					515,500

Retailers 0.5%
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500	10/15/20	200	204,110
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/2013)(c)(d)	B2	9.250	06/15/21	100	101,500

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $255,625; purchased 06/04/13)(c)(d)	Caa1	8.500%	10/15/17	250	$255,000

					560,610

Technology 1.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535	10/12/17	92	96,025
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	6.625	06/01/20	332	328,680
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18	200	216,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500	05/15/19	250	266,250
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	300	333,750

					1,240,705

Telecommunications 1.1%
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125	04/01/18	330	342,787
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000	12/01/16	600	636,000
Sprint Nextel Corp., Gtd. Notes, 144A	Ba2	9.000	11/15/18	300	350,250

					1,329,037

TOTAL CORPORATE BONDS (cost $11,363,338)					11,226,440

TOTAL LONG-TERM INVESTMENTS (cost $109,201,640)					109,582,483

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 16.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,678,596)(e)	20,678,596	$20,678,596

TOTAL INVESTMENTS 106.1% (cost $129,880,236; Note 5)		130,261,079
Liabilities in excess of other assets (6.1)%		(7,439,963)

NET ASSETS 100.0%		$122,821,116

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

PIK—Payment-in-Kind

†	The ratings reflected are as of August 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $1,248,869. The aggregate value, $1,257,023, is approximately 1.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$86,484,886	$11,871,157
Corporate Bonds	—	11,226,440	—
Affiliated Money Market Mutual Fund	20,678,596	—	—

Total	$20,678,596	$97,711,326	$11,871,157

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/13	$6,042,023
Realized gain (loss)	22,113
Change in unrealized appreciation (depreciation)*	654,880
Purchases	8,680,477
Sales	(1,718,473)
Accrued discount/premium	4,693
Transfers into Level 3	977,826
Transfers out of Level 3	(2,792,382)

Balance as of 8/31/13	$11,871,157

*	Of which, $654,880 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 5 Bank Loans transferred out of Level 3 as a result of no longer using a single broker quote and 6 Bank Loans transferred into Level 3 as a result of using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

24

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 was as follows:

Affiliated Money Market Mutual Fund	16.8%
Technology	9.7
Healthcare & Pharmaceutical	9.2
Capital Goods	8.2
Media & Entertainment	8.1
Chemicals	5.1
Consumer	4.8
Telecommunications	4.0
Foods	4.0
Retailers	3.7
Cable	3.5
Gaming	3.5
Metals & Mining	2.9
Other Industry	2.9
Non-Captive Finance	2.5
Energy—Other	2.2
Electric	2.0
Building Materials & Construction	2.0
Aerospace & Defense	1.5%
Insurance	1.4
Automotive	1.3
Packaging	1.1
Lodging	1.1
Airlines	1.0
Brokerage	0.9
Real Estate	0.8
Pipelines & Other	0.6
Transportation	0.6
Real Estate Investment Trusts	0.4
Paper	0.3

106.1
Liabilities in excess of other assets	(6.1)

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Statement of Assets and Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $109,201,640)	$109,582,483
Affiliated Investments (cost $20,678,596)	20,678,596
Cash	279,388
Receivable for investments sold	1,913,837
Receivable for Fund shares sold	1,702,071
Dividends and interest receivable	667,751
Prepaid expenses	1,354

Total assets	134,825,480

Liabilities
Payable for investments purchased	11,682,800
Payable for Fund shares reacquired	157,909
Accrued expenses	80,451
Management fee payable	43,904
Distribution fee payable	24,975
Dividends payable	12,924
Affiliated transfer agent fee payable	1,401

Total liabilities	12,004,364

Net Assets	$122,821,116

Net assets were comprised of:
Common stock, at par	$121,333
Paid-in capital in excess of par	122,120,576

122,241,909
Undistributed net investment income	79,225
Accumulated net realized gain on investment and foreign currency transactions	119,139
Net unrealized appreciation on investments	380,843

Net assets, August 31, 2013	$122,821,116

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($36,378,127 ÷ 3,596,852 shares of common stock issued and outstanding)	$10.11
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.45

Class C
Net asset value, offering price and redemption price per share ($22,805,391 ÷ 2,252,665 shares of common stock issued and outstanding)	$10.12

Class Z
Net asset value, offering price and redemption price per share ($63,637,598 ÷ 6,283,785 shares of common stock issued and outstanding)	$10.13

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Income
Income
Interest income (net of foreign withholding taxes of $307)	$1,920,101
Affiliated dividend income	9,310

Total income	1,929,411

Expenses
Management fee	282,418
Distribution fee—Class A	33,188
Distribution fee—Class C	67,186
Custodian’s fees and expenses	129,000
Audit fee	25,000
Registration fees	21,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses (including affiliated expense of $3,200) (Note 3)	11,000
Shareholders’ reports	8,000
Director’s fees	5,000
Miscellaneous	5,958

Total expenses	598,750
Less: Expense reimbursement (Note 2)	(115,024)

Net expenses	483,726

Net investment income	1,445,685

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	169,081
Foreign currency transactions	67

169,148

Net change in unrealized appreciation (depreciation) on investments	(430,961)

Net loss on investment and foreign currency transactions	(261,813)

Net Increase In Net Assets Resulting From Operations	$1,183,872

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,445,685	$1,945,145
Net realized gain on investment and foreign currency transactions	169,148	156,484
Net change in unrealized appreciation (depreciation) on investments	(430,961)	997,113

Net increase in net assets resulting from operations	1,183,872	3,098,742

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(450,521)	(522,690)
Class C	(174,704)	(102,219)
Class Z	(735,267)	(1,250,391)

	(1,360,492)	(1,875,300)

Distributions from net realized gains
Class A	—	(67,017)
Class C	—	(14,389)
Class Z	—	(100,135)

	—	(181,541)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	79,998,383	29,270,637
Net asset value of shares issued in reinvestment of dividends and distributions	1,307,063	2,027,427
Cost of shares reacquired	(17,657,842)	(7,356,487)

Net increase in net assets from Fund share transactions	63,647,604	23,941,577

Total increase	63,470,984	24,983,478

Net Assets:
Beginning of period	59,350,132	34,366,654

End of period(a)	$122,821,116	$59,350,132

(a) Includes undistributed net investment income of:	$79,225	$—

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following each Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

30

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

(Unaudited) continued

amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swap agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among

32

qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interests are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets. PI has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses,

34

including taxes, interest and brokerage commissions) to each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average net assets of the Class A shares through contractual reduction date of June 30, 2014.

PIMS has advised the Fund that it has received $59,887 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2013. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $1,102 and $8,089 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Floating Rate Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended August 31, 2013 were $74,984,033 and $22,901,429, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2013 were as follows:

Tax Basis	$129,946,780

Appreciation	820,674
Depreciation	(506,375)

Net Unrealized Appreciation	$314,299

The book basis may differ from tax basis due to certain tax related adjustments.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1% effective October 1, 2012, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

At August 31, 2013, Prudential through its affiliates owned 111 Class A shares, 109 Class C shares and 2,531,614 Class Z shares of the Fund.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

36

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2013:
Shares sold	2,279,279	$23,094,957
Shares issued in reinvestment of dividends	42,394	429,987
Shares reacquired	(904,152)	(9,184,228)

Net increase (decrease) in shares outstanding	1,417,521	$14,340,716

Year ended February 28, 2013:
Shares sold	1,969,903	$19,702,668
Shares issued in reinvestment of dividends and distributions	56,721	569,499
Shares reacquired	(366,508)	(3,676,095)

Net increase (decrease) in shares outstanding	1,660,116	$16,596,072

Class C
Six months ended August 31, 2013:
Shares sold	1,724,634	$17,509,619
Shares issued in reinvestment of dividends	16,754	170,055
Shares reacquired	(219,218)	(2,224,913)

Net increase (decrease) in shares outstanding	1,522,170	$15,454,761

Year ended February 28, 2013:
Shares sold	639,541	$6,451,732
Shares issued in reinvestment of dividends and distributions	11,181	112,382
Shares reacquired	(96,170)	(965,585)

Net increase (decrease) in shares outstanding	554,552	$5,598,529

Class Z
Six months ended August 31, 2013:
Shares sold	3,879,639	$39,393,807
Shares issued in reinvestment of dividends	69,601	707,021
Shares reacquired	(614,072)	(6,248,701)

Net increase (decrease) in shares outstanding	3,335,168	$33,852,127

Year ended February 28, 2013:
Shares sold	311,402	$3,116,237
Shares issued in reinvestment of dividends and distributions	134,227	1,345,546
Shares reacquired	(272,050)	(2,714,807)

Net increase (decrease) in shares outstanding	173,579	$1,746,976

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Floating Rate Income Fund	37

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $900 million through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2013.

38

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,	March 30, 2011(a) through February 29,
	2013		2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.12		$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.17		.43	.35
Net realized and unrealized gain (loss) on investment transactions	(.01)		.26	(.09)
Total from investment operations	.16		.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.42)	(.37)
Distributions from net realized gains	-		(.04)	-	(b)
Total dividends and distributions	(.17)		(.46)	(.37)
Net asset value, end of period	$10.11		$10.12	$9.89
Total Return(c):	1.65%		7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,378		$22,059	$5,136
Average net assets (000)	$26,338		$12,454	$2,434
Ratios to average net assets(d):
Expense after advisory fee waiver and expense reimbursement(e)	1.20%	(f)	1.20%	1.20%	(f)
Expense before advisory fee waiver and expense reimbursement	1.48%	(f)	1.87%	2.40%	(f)
Net investment income	3.60%	(f)	4.35%	4.10%	(f)
Portfolio turnover rate	29%	(g)	106%	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through contractual reduction date of June 30, 2014.

(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,	March 30, 2011(a) through February 29,
	2013		2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.13		$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.13		.36	.28
Net realized and unrealized gain (loss) on investment transactions	.00		.26	(.08)
Total from investment operations	.13		.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.35)	(.30)
Distributions from net realized gains	-		(.04)	-	(b)
Total dividends and distributions	(.14)		(.39)	(.30)
Net asset value, end of period	$10.12		$10.13	$9.90
Total Return(c):	1.26%		6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,805		$7,403	$1,742
Average net assets (000)	$13,328		$2,997	$1,235
Ratios to average net assets(d):
Expense after advisory fee waiver and expense reimbursement	1.95%	(e)	1.95%	1.95%	(e)
Expense before advisory fee waiver and expense reimbursement	2.23%	(e)	2.62%	3.15%	(e)
Net investment income	2.81%	(e)	3.57%	3.43%	(e)
Portfolio turnover rate	29%	(f)	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,	March 30, 2011(a) through February 29,
	2013		2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.14		$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.19		.46	.37
Net realized and unrealized gain (loss) on investment transactions	(.01)		.26	(.07)
Total from investment operations	.18		.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.45)	(.39)
Distributions from net realized gains	-		(.04)	-	(b)
Total dividends and distributions	(.19)		(.49)	(.39)
Net asset value, end of period	$10.13		$10.14	$9.91
Total Return(c):	1.78%		7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,638		$29,889	$27,488
Average net assets (000)	$40,373		$27,983	$25,812
Ratios to average net assets(d):
Expense after advisory fee waiver and expense reimbursement	.95%	(e)	.95%	.95%	(e)
Expense before advisory fee waiver and expense reimbursement	1.23%	(e)	1.62%	2.15%	(e)
Net investment income	3.82%	(e)	4.63%	4.08%	(e)
Portfolio turnover rate	29%	(f)	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	41

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2012 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically,

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2012. The Board considered that the Fund commenced operations on March 30, 2011 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

Visit our website at www.prudentialfunds.com

•	The Board noted that the Fund outperformed its benchmark index for the one-year period.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.95% (exclusive of 12b-1 fees and certain other fees) through June 30, 2014.
•	The Board considered PI’s assertion that the Fund’s relatively small asset size resulted in high fixed costs, which significantly impacted the Fund’s expense ranking.
•	The Board concluded that, in light of the Fund’s strong performance against its benchmark index, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E2    0252773-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 21, 2013